Change In Benefit Obligations Change In Plan Assets Funded Status Amounts Recognized On Balance Sheet And Amounts Recognized In Accumulated Other Comprehensive Loss Pretax (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ (29,957)	$ (33,280)
Pension
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	25,320	23,032
Service cost	374	327	$ 395
Interest cost	969	1,035	1,002
Plan amendments		(89)
Actuarial (gain) loss, net	(1,361)	2,977
Benefits paid	(971)	(1,566)
Curtailment and termination benefits		11	4
Settlements paid	(2,315)	(407)
End of year	22,016	25,320	23,032
Beginning of year	18,548	17,111
Actual return on plan assets	118	1,778
Company contributions	744	1,632
Benefits paid	(971)	(1,566)
Settlements paid	(2,315)	(407)
End of year	16,124	18,548	17,111
End of year	(5,892)	(6,772)
Noncurrent assets	349	337
Current liabilities	(93)	(122)
Noncurrent liabilities	(6,148)	(6,987)
Total	(5,892)	(6,772)
Prior Service Benefit (Cost)	(51)	(56)
Total	(51)	(56)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	27,097	23,042
Service cost	324	258	318
Interest cost	1,117	1,107	1,095
Plan amendments	(45)	(412)
Actuarial (gain) loss, net	(2,733)	4,645
Benefits paid	(1,370)	(1,543)
Reclassifications (Note 2)	(167)
End of year	24,223	27,097	23,042
Beginning of year	2,435	3,053
Actual return on plan assets	28	193
Company contributions	667	732
Benefits paid	(1,370)	(1,543)
End of year	1,760	2,435	$ 3,053
End of year	(22,463)	(24,662)
Current liabilities	(695)	(528)
Noncurrent liabilities	(21,768)	(24,134)
Total	(22,463)	(24,662)
Prior Service Benefit (Cost)	(2,038)	(2,280)
Total	$ (2,038)	$ (2,280)